Note 12 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 12 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations [Line Items]
Non recourse debt	$ 9,867,289	$ 10,651,110
Less current portion	(834,555)	(784,606)
Long-term portion	9,032,734	9,866,504
Woodstock Hills Collateral [Member]
Note 12 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations [Line Items]
Non recourse debt	689,501	969,352
Valley View Wind Farm Collateral Member
Note 12 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations [Line Items]
Non recourse debt	$ 9,177,788	$ 9,681,758